VANECK REAL ASSETS ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 39.1%
Automobiles & Components : 0.1%
Sumitomo Electric Industries
Ltd. 80,400 $ 1,492,635
Underline
Capital Goods : 14.4%
ABB Ltd. 40,466 4,409,227
Argan, Inc. 9,054 7,230,072
ATI, Inc. * 27,953 5,509,536
Bloom Energy Corp. * 6,858 2,075,917
BWX Technologies, Inc. 18,094 3,521,997
Caterpillar, Inc. 6,602 7,030,470
Comfort Systems USA, Inc. 2,303 4,564,431
Deere & Co. 5,049 3,202,732
Dycom Industries, Inc. * 8,838 4,468,404
Fujikura Ltd. 139,600 5,536,388
Furukawa Electric Co. Ltd. 47,000 1,414,236
GE Vernova, Inc. 4,809 5,649,902
General Electric Co. 8,820 3,296,299
Howmet Aerospace, Inc. 25,037 6,731,448
Hyosung Heavy Industries
Corp. 702 1,595,360
Johnson Controls International
plc 28,672 4,189,266
LS Electric Co. Ltd. 12,930 2,028,238
MasTec, Inc. * 13,655 5,681,299
MYR Group, Inc. * 4,178 2,090,671
Nextpower, Inc. * 10,030 1,194,974
nVent Electric PLC 15,019 2,547,373
NWPX Infrastructure, Inc. * 35,865 5,377,598
Parker-Hannifin Corp. 6,884 6,733,378
Powell Industries, Inc. 15,129 4,332,340
Prysmian SpA 31,387 5,287,022
Quanta Services, Inc. 18,167 13,080,967
RTX Corp. 14,430 2,737,804
Siemens AG 8,145 2,620,279
Siemens Energy AG 12,140 2,315,806
SK Square Co. Ltd. 2,591 2,930,060
Sterling Infrastructure, Inc. * 8,038 6,746,776
Trane Technologies PLC 14,247 6,997,557
United Rentals, Inc. 6,214 7,039,778
Vertiv Holdings Co. 7,107 2,379,566
152,547,171
Energy : 11.5%
Archrock, Inc. 138,147 5,623,964
Baker Hughes Co. 73,349 4,070,870
Cameco Corp. 34,838 3,549,731
Chevron Corp. 15,481 2,566,131
Denison Mines Corp. * † 855,625 2,623,414
DT Midstream, Inc. 44,410 6,516,723
Enbridge, Inc. 21,690 1,175,808
Energy Fuels, Inc. * † 168,162 2,441,683
Exxon Mobil Corp. 36,464 4,985,358
Keyera Corp. 140,173 5,628,656
Kinder Morgan, Inc. 375,874 12,016,692
Kodiak Gas Services, Inc. 68,545 5,149,786
Marathon Petroleum Corp. 19,940 5,098,060
NAC Kazatomprom JSC (GDR) 42,046 2,892,122
Phillips 66 27,814 4,701,957
Number
of Shares Value
Energy (continued)
Shell PLC (ADR) 24,170 $ 1,874,142
SLB Ltd. 95,149 4,423,477
Targa Resources Corp. 42,091 11,286,281
TC Energy Corp. † 114,249 7,563,183
Texas Pacific Land Corp. 9,085 3,975,959
The Williams Companies, Inc. 178,836 13,294,667
Uranium Energy Corp. * 224,888 2,397,306
Valero Energy Corp. 20,466 5,330,165
119,186,135
Equity Real Estate Investment Trusts (REITs) :
2.1%
CareTrust REIT, Inc. 33,834 1,365,202
Diversified Healthcare Trust 126,774 1,178,998
Essex Property Trust, Inc. 6,445 1,879,298
National Storage Affiliates
Trust 25,969 1,154,841
Omega Healthcare Investors,
Inc. 34,136 1,627,604
Public Storage 9,371 2,982,883
Sila Realty Trust, Inc. 34,647 1,051,883
Sun Communities, Inc. 13,340 1,599,599
Ventas, Inc. 29,596 2,628,125
Welltower, Inc. 27,321 6,201,048
21,669,481
Materials : 6.1%
Agnico Eagle Mines Ltd. 17,291 2,682,353
Anglogold Ashanti PLC 37,199 3,009,027
Aris Mining Corp. * 54,586 813,740
BHP Group Ltd. (ADR) 25,929 2,160,145
Carpenter Technology Corp. 14,453 8,915,189
Century Aluminum Co. * 89,352 4,111,086
CF Industries Holdings, Inc. 24,765 2,681,059
Corteva, Inc. 42,427 3,593,143
CRH PLC 31,002 3,317,214
Discovery Silver Corp. * 161,027 962,473
First Majestic Silver Corp. 56,893 964,905
Freeport-McMoRan, Inc. 55,744 3,505,740
Fresnillo PLC 59,640 2,173,234
G Mining Ventures Corp. * 33,053 967,536
Grupo Mexico SAB de CV † 132,119 1,498,892
IAMGOLD Corp. * 63,579 1,007,091
Industrias Penoles SAB de CV 21,399 935,966
Kinross Gold Corp. 61,153 1,444,434
Lundin Mining Corp. † 51,193 1,247,034
Newmont Corp. 65,973 6,161,878
Nucor Corp. 15,268 3,400,947
OceanaGold Corp. 35,997 901,987
Pan American Silver Corp. 27,564 1,234,592
Rio Tinto Ltd. 11,986 1,443,091
Steel Dynamics, Inc. 19,006 4,361,117
United States Antimony Corp.*
† 189,932 1,378,906
64,872,779
Pharmaceuticals, Biotechnology & Life
Sciences : 0.3%
Bayer AG 53,525 2,962,184
Underline

VANECK REAL ASSETS ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Transportation : 1.2%
CSX Corp. 200,191 $ 9,515,078
Norfolk Southern Corp. 7,444 2,341,808
11,856,886
Utilities : 3.4%
AltaGas Ltd.† 166,647 6,153,752
American Electric Power Co.,
Inc. 28,976 3,964,207
Dominion Energy, Inc. 52,041 3,553,880
Enlight Renewable Energy
Ltd. * 13,127 1,157,815
Entergy Corp. 30,740 3,530,796
Evergy, Inc. 34,616 2,991,861
Iberdrola SA 111,993 2,789,166
NiSource, Inc. 62,590 2,976,155
Oklo, Inc. * † 48,501 2,538,057
Vistra Corp. 21,095 3,346,300
Xcel Energy, Inc. 41,636 3,343,371
36,345,360
Total Common Stocks
(Cost: $402,984,622) 410,932,631
MASTER LIMITED PARTNERSHIPS: 0.2%
Energy : 0.2%
NGL Energy Partners LP * 75,300 1,199,529
Plains GP Holdings LP 48,722 1,182,483
Underline
Total Master Limited Partnerships
(Cost: $2,343,595) 2,382,012
EXCHANGE TRADED PRODUCTS: 60.5%(a)
First Trust NASDAQ Clean Edge
Smart Grid Infrastructure
Index Fund 86,940 16,670,745
Global X US Infrastructure
Development ETF † 781,636 46,053,993
iShares Global Industrials ETF 74,942 15,025,871
Number
of Shares Value
iShares Gold Trust * 6,194 $ 467,709
iShares Residential and
Multisector Real Estate ETF † 125,509 11,884,284
iShares U.S. Infrastructure ETF 191,185 12,052,302
SPDR Gold MiniShares Trust * 5,936 471,437
State Street Energy Select
Sector SPDR ETF 452,645 24,039,976
State Street Materials Select
Sector SPDR ETF † 261,006 13,266,935
State Street Utilities Select
Sector SPDR ETF † 283,185 12,839,608
VanEck Commodity Strategy
ETF ‡ 3,321,965 219,282,909
VanEck Energy Income ETF † ‡ 289,196 34,472,163
VanEck Gold Miners ETF † ‡ 126,282 9,527,977
VanEck Merk Gold ETF * ‡ 5,093,480 196,557,393
VanEck Natural Resources
ETF ‡ 222,274 15,250,219
VanEck Uranium and Nuclear
ETF ‡ 94,172 10,922,069
Underline
Total Exchange Traded Products
(Cost: $630,302,420) 638,785,590
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $1,035,630,637) 1,052,100,233
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5%
(Cost: $15,513,598)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (b) 15,513,598 15,513,598
Total Investments: 101.3%
(Cost: $1,051,144,235) 1,067,613,831
Liabilities in excess of other assets: (1.3)% (13,198,719)
NET ASSETS: 100.0% $ 1,054,415,112
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the underlying fund's webpage.
(b) The rate shown is the 7-day yield as of June 30, 2026.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $45,951,341.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.

VANECK REAL ASSETS ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
(unaudited) (continued)
3
Value
9/30/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
6/30/2026
Dividend
Income
VanEck Merk Gold ETF $–(a) $182,888,164 $(1,257,456) $(55,463) $(25,406,452) $196,557,393 $–
VanEck Commodity
Strategy ETF $34,601,288 $181,598,404 $(6,428,164) $489,290 $9,022,092 $219,282,910 $4,074,723
VanEck Energy Income
ETF 19,553,577 70,681,482 (63,626,364) 9,200,451 (1,336,983) 34,472,163 1,098,074
VanEck Gold Miners
ETF 5,548,474 26,248,741 (18,089,712) (93,453) (4,086,073) 9,527,977 67,429
VanEck Natural
Resources ETF – 40,015,908 (25,851,157) 1,764,520 (679,052) 15,250,219 182,534
VanEck Uranium and
Nuclear ETF 7,052,443 28,717,834 (19,779,687) (744,362) (4,324,160) 10,922,068 224,806
$66,755,782 $530,150,533 $(135,032,540) $10,560,983 $(26,810,628) $486,012,730 $5,647,566
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 410,932,631
Advanced Materials $ 5,681,299 $ — $ — $ 5,681,299
Agriculture Technology 9,476,934 — — 9,476,934
Automobiles & Components — 1,492,635 — 1,492,635
Capital Goods 96,180,374 28,136,616 — 124,316,990
Energy 113,557,479 — — 113,557,479
Equity Real Estate Investment
Trusts (REITs) 21,669,481 — — 21,669,481
Industrial 4,189,266 — — 4,189,266
Materials 54,982,252 3,616,325 — 58,598,577
Pharmaceuticals, Biotechnology
& Life Sciences — 2,962,184 — 2,962,184
Renewable Energy 2,075,917 — — 2,075,917
Smart Resource Management 13,080,967 — — 13,080,967
Transportation 11,856,886 — — 11,856,886
Utilities 38,027,035 3,946,981 — 41,974,016
Master Limited Partnerships
 *
2,382,012 — — 2,382,012
Exchange Traded Products 638,785,590 — — 638,785,590
Money Market Fund 15,513,598 — — 15,513,598
Total Investments $ 1,027,459,090 $ 40,154,741 $ — $ 1,067,613,831
* See Schedule of Investments for industry sectors..